SHARE-BASED COMPENSATION ARRANGEMENTS (Detail Textuals) $ in Thousands		1 Months Ended		12 Months Ended
	Apr. 02, 2019 Share shares	Jul. 31, 2021 USD ($)	Jun. 22, 2021 Share	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) Share	Jan. 31, 2020 Share	Dec. 31, 2019 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period vesting conditions				between 0.5-4 years
Number of options outstanding				6,026,000	3,781,000		4,828,000
Incremental fair value recognized over the remaining vesting period | $		$ 1,282
Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity incentive awards granted	11,772,932
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding						2,204,174
Total expense recognized to employees | $				$ 3,412	$ 2,693
Rhythmone | Executives and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity incentive awards granted	1,328,908
Rhythmone | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option awarded | shares	1,200,000
Number of share option will be vested to meet performance-based metrics | shares	1,080,000
Restricted stock unit modified | shares	400,000
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year			4,725,000	7,366,000	2,919,000
Restricted Share Units | Executives and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year				7,366,472	3,334,074
Restricted Share Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $				$ 29,530	$ 7,443
Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year				2,668,000	725,000
Performance Stock Units | Executive officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year				2,668,240	725,000
Performance Stock Units | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized to employees | $				$ 9,876	$ 4,354